Loans (Details 2) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Non-accrual Loans	$ 0
Single-Family Residential - Banco de la Gente Non-Tradtional
Non accrual loans with no allowance	1,586,000
Non accrual loans with allowance	0
Non-accrual Loans	1,586,000	$ 1,532,000
Construction and Land Development
Non accrual loans with no allowance	45,000
Non accrual loans with allowance	0
Non-accrual Loans	45,000	53,000
Single-Family Residential
Non accrual loans with no allowance	1,716,000
Non accrual loans with allowance	0
Non-accrual Loans	1,716,000	1,914,000
Commercial
Non accrual loans with no allowance	0
Non accrual loans with allowance	0
Non-accrual Loans	0	129,000
Commercial | Total Real Estate [Member]
Non accrual loans with no allowance	3,455,000
Non accrual loans with allowance	432
Non-accrual Loans	3,887,000	3,728,000
Multifamily and Farmland
Non accrual loans with no allowance	76,000
Non accrual loans with allowance	0
Non-accrual Loans	76,000	91,000
Total Real Estate Loans
Non accrual loans with no allowance	3,423,000
Non accrual loans with allowance	0
Non-accrual Loans	3,423,000	3,719,000
Commercial Loans (Not Secured by Real Estate)
Non accrual loans with no allowance	31,000
Non accrual loans with allowance	432
Non-accrual Loans	463,000	0
Consumer Loans (Not Secured by Real Estate)
Non accrual loans with no allowance	1,000
Non accrual loans with allowance	0
Non-accrual Loans	$ 1,000	$ 9,000